DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$291
Carrying value of net assets held for sale	—
Assets	1,071
Liabilities	(680)
Non-controlling interests	(86)
305
Loss on disposal, net of transaction costs	$(14)